Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

The following table sets forth information concerning the compensation of our Chief Executive Officer and our other NEOs for each of the fiscal years ended December 31, 2022, 2021, and 2020, and our financial performance for each such fiscal year. Compensation actually paid (“CAP”) is an
SEC-defined
term and neither CAP nor the total amount reported in the Summary Compensation Table reflect the amounts actually paid, earned, or received during the applicable year. For a more detailed discussion of how we view our executive compensation structure, including alignment with our performance, see the “Compensation Discussion and Analysis” section of this Proxy Statement.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO	Average Summary Compensation Table for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($) (1)	Company TSR (2)	Index TSR (3)	Net Income/(Loss) ($) (4)	Annualized in-Place Rents ($) (5)
2022	5,464,444	(2,346,613)	3,170,311	237,467	135.86	126.96	(64,028,000)	157.60
2021	1,340,049	10,474,990	1,302,642	5,097,081	185.06	168.07	(69,652,000)	117.90
2020	20,257,001	30,655,629	9,398,489	12,928,743	147.70	117.93	(185,765,000)	84.10

(1)
Amounts represent CAP to our CEO and the average CAP to our remaining NEOs for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs
2022	William H. Berkman	Glenn J. Breisinger, Scott G. Bruce, Richard I. Goldstein, Jay L. Birnbaum
2021	William H. Berkman	Scott G. Bruce, Richard I. Goldstein
2020	William H. Berkman	Scott G. Bruce, Richard I. Goldstein

(2)
For the relevant fiscal years, represents the Company’s cumulative TSR based on an initial investment of $100 on October 5, 2020, the date our Class A Common Stock commenced trading on the Nasdaq Global Market.

(3)	For the relevant fiscal years, represents the cumulative TSR of the Dow Jones U.S. Telecommunications Equipment Index based on an initial investment of $100 on October 5, 2020.
(4)	Net loss is reflective of the total net losses of the predecessor and of the successor for the full year period for 2020.
(5)
AIPR
is a
non-GAAP
measure that measures performance based on annualized contractual revenue from the rents expected to be collected on leases owned and acquired as of the measurement date. AIPR is calculated using the implied monthly revenue from all revenue producing leases that are in place as of the measurement date multiplied by twelve. Implied monthly revenue for each lease is calculated based on the most recent rental payment under such lease.

CAP to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022		2021		2020
Adjustments	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs
Deduction for Amounts Reported under “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($4,073,758)	($2,030,099)	$0	$0	($19,158,118)	($8,291,113)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$3,844,693	$1,915,947	$0	$0	$25,289,771	$11,562,456
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$0	$0	$4,266,974	$258,911
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	($7,185,584)	($2,562,831)	$7,582,897	$3,581,122	$0	$0
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	($396,407)	($255,862)	$1,552,044	$213,317	$0	$0

TOTAL ADJUSTMENTS	($7,811,056)	($2,932,845)	$9,134,941	$3,794,439	$10,398,628	$3,530,254

Company Selected Measure Name	AIPR
Named Executive Officers, Footnote [Text Block]
(1)
Amounts represent CAP to our CEO and the average CAP to our remaining NEOs for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs
2022	William H. Berkman	Glenn J. Breisinger, Scott G. Bruce, Richard I. Goldstein, Jay L. Birnbaum
2021	William H. Berkman	Scott G. Bruce, Richard I. Goldstein
2020	William H. Berkman	Scott G. Bruce, Richard I. Goldstein

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal years, represents the cumulative TSR of the Dow Jones U.S. Telecommunications Equipment Index based on an initial investment of $100 on October 5, 2020.
PEO Total Compensation Amount	$ 5,464,444	$ 1,340,049	$ 20,257,001
PEO Actually Paid Compensation Amount	$ (2,346,613)	10,474,990	30,655,629
Adjustment To PEO Compensation, Footnote [Text Block]
CAP to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022		2021		2020
Adjustments	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs
Deduction for Amounts Reported under “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($4,073,758)	($2,030,099)	$0	$0	($19,158,118)	($8,291,113)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$3,844,693	$1,915,947	$0	$0	$25,289,771	$11,562,456
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$0	$0	$4,266,974	$258,911
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	($7,185,584)	($2,562,831)	$7,582,897	$3,581,122	$0	$0
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	($396,407)	($255,862)	$1,552,044	$213,317	$0	$0

TOTAL ADJUSTMENTS	($7,811,056)	($2,932,845)	$9,134,941	$3,794,439	$10,398,628	$3,530,254

Non-PEO NEO Average Total Compensation Amount	$ 3,170,311	1,302,642	9,398,489
Non-PEO NEO Average Compensation Actually Paid Amount	$ 237,467	5,097,081	12,928,743
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
CAP to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022		2021		2020
Adjustments	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs
Deduction for Amounts Reported under “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($4,073,758)	($2,030,099)	$0	$0	($19,158,118)	($8,291,113)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$3,844,693	$1,915,947	$0	$0	$25,289,771	$11,562,456
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$0	$0	$4,266,974	$258,911
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	($7,185,584)	($2,562,831)	$7,582,897	$3,581,122	$0	$0
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	($396,407)	($255,862)	$1,552,044	$213,317	$0	$0

TOTAL ADJUSTMENTS	($7,811,056)	($2,932,845)	$9,134,941	$3,794,439	$10,398,628	$3,530,254

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Pay Versus Performance Tabular List
We have assessed that the following represent the most important financial performance measures used by us to link CAP to our NEOs for the fiscal year ended December 31, 2022:

2022 Most Important Financial Performance Measures
Relative TSR versus our True Peers
Relative TSR versus the Nareit All Equity REITs Index
AIPR
OpCo General and Administrative Expense
Levered IRR on Purchased Rent
The order of the table above does not reflect any ranking of importance. For additional details regarding our most important financial performance measures, please see the sections titled “Short-Term Incentive Program” and “Long-Term Incentive Program” in the “Compensation Discussion and Analysis” section of this Proxy Statement.

Total Shareholder Return Amount	$ 135.86	185.06	147.7
Peer Group Total Shareholder Return Amount	126.96	168.07	117.93
Net Income (Loss)	$ (64,028,000)	$ (69,652,000)	$ (185,765,000)
Company Selected Measure Amount	157.6	117.9	84.1
PEO Name	William H. Berkman
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR versus our True Peers
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR versus the Nareit All Equity REITs Index
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	AIPR
Non-GAAP Measure Description [Text Block]
(5)
AIPR
is a
non-GAAP
measure that measures performance based on annualized contractual revenue from the rents expected to be collected on leases owned and acquired as of the measurement date. AIPR is calculated using the implied monthly revenue from all revenue producing leases that are in place as of the measurement date multiplied by twelve. Implied monthly revenue for each lease is calculated based on the most recent rental payment under such lease.

Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	OpCo General and Administrative Expense
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Levered IRR on Purchased Rent
PEO [Member] | Amounts Reported under Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,073,758)	$ 0	$ (19,158,118)
PEO [Member] | Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,844,693	0	25,289,771
PEO [Member] | Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	4,266,974
PEO [Member] | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,185,584)	7,582,897	0
PEO [Member] | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(396,407)	1,552,044	0
PEO [Member] | TOTAL ADJUSTMENTS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,811,056)	9,134,941	10,398,628
Non-PEO NEO [Member] | Amounts Reported under Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,030,099)	0	(8,291,113)
Non-PEO NEO [Member] | Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,915,947	0	11,562,456
Non-PEO NEO [Member] | Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	258,911
Non-PEO NEO [Member] | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,562,831)	3,581,122	0
Non-PEO NEO [Member] | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(255,862)	213,317	0
Non-PEO NEO [Member] | TOTAL ADJUSTMENTS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,932,845)	$ 3,794,439	$ 3,530,254